Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity School Street Trust
Entity Central Index Key	0000215829
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Global Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity® Global Credit Fund
Trading Symbol	FGBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Credit Fund	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Global Credit Fund $10,000 $9,500 $9,752 $10,620 $10,320 $11,831 $12,820 $12,740 $10,226 $10,956 $11,878 Fidelity Global Credit Fund Linked Index℠ $10,000 $9,610 $9,817 $10,536 $10,487 $11,729 $12,642 $12,522 $10,741 $11,673 $12,084 Bloomberg Global Aggregate Credit Index (Hedged USD) $10,000 $9,987 $10,555 $11,121 $11,069 $12,380 $13,343 $13,217 $11,337 $12,321 $12,755 Bloomberg Global Aggregate Bond Index $10,000 $9,685 $9,887 $10,618 $10,490 $11,208 $12,238 $11,662 $9,767 $10,326 $10,151 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Global Credit Fund 8.42% 0.08% 1.74% Fidelity Global Credit Fund Linked Index℠ 3.52% 0.60% 1.91% Bloomberg Global Aggregate Credit Index (Hedged USD) 3.52% 0.60% 2.46% Bloomberg Global Aggregate Bond Index -1.69% -1.96% 0.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,614,947
Holdings Count | shares	207
Advisory Fees Paid, Amount	$ 206,732
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.4 AAA 1.3 AA 0.1 A 10.6 BBB 39.7 BB 12.8 B 2.7 CCC,CC,C 0.2 D 0.2 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.4 AAA - 1.3 AA - 0.1 A - 10.6 BBB - 39.7 BB - 12.8 B - 2.7 CCC,CC,C - 0.2 D - 0.2 Not Rated - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.1 U.S. Treasury Obligations 18.4 Preferred Securities 11.2 Foreign Government and Government Agency Obligations 2.2 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 61.1 U.S. Treasury Obligations - 18.4 Preferred Securities - 11.2 Foreign Government and Government Agency Obligations - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 United States 42.8 United Kingdom 15.0 Germany 12.7 France 4.1 Netherlands 3.9 Luxembourg 3.4 Switzerland 3.2 Ireland 2.2 Denmark 1.8 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 42.8 United Kingdom - 15.0 Germany - 12.7 France - 4.1 Netherlands - 3.9 Luxembourg - 3.4 Switzerland - 3.2 Ireland - 2.2 Denmark - 1.8 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 9.7 US Treasury Bonds 8.7 UBS Group AG 2.5 Argentum Netherlands BV 2.2 NatWest Group PLC 2.0 Grand City Properties SA 1.9 Aroundtown SA 1.9 Blackstone Property Partners Europe Holdings Sarl 1.8 HSBC Holdings PLC 1.4 Barclays PLC 1.3 33.4
Fidelity Advisor Global Credit Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class C
Trading Symbol	FGBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $9,406 $9,560 $10,298 $9,912 $11,248 $12,072 $11,879 $9,448 $10,084 $10,906 Fidelity Global Credit Fund Linked Index℠ $10,000 $9,610 $9,817 $10,536 $10,487 $11,729 $12,642 $12,522 $10,741 $11,673 $12,084 Bloomberg Global Aggregate Credit Index (Hedged USD) $10,000 $9,987 $10,555 $11,121 $11,069 $12,380 $13,343 $13,217 $11,337 $12,321 $12,755 Bloomberg Global Aggregate Bond Index $10,000 $9,685 $9,887 $10,618 $10,490 $11,208 $12,238 $11,662 $9,767 $10,326 $10,151 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 6.37% -0.91% 0.87% Class C 7.37% -0.91% 0.87% Fidelity Global Credit Fund Linked Index℠ 3.52% 0.60% 1.91% Bloomberg Global Aggregate Credit Index (Hedged USD) 3.52% 0.60% 2.46% Bloomberg Global Aggregate Bond Index -1.69% -1.96% 0.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,614,947
Holdings Count | shares	207
Advisory Fees Paid, Amount	$ 206,732
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.4 AAA 1.3 AA 0.1 A 10.6 BBB 39.7 BB 12.8 B 2.7 CCC,CC,C 0.2 D 0.2 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.4 AAA - 1.3 AA - 0.1 A - 10.6 BBB - 39.7 BB - 12.8 B - 2.7 CCC,CC,C - 0.2 D - 0.2 Not Rated - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.1 U.S. Treasury Obligations 18.4 Preferred Securities 11.2 Foreign Government and Government Agency Obligations 2.2 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 61.1 U.S. Treasury Obligations - 18.4 Preferred Securities - 11.2 Foreign Government and Government Agency Obligations - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 United States 42.8 United Kingdom 15.0 Germany 12.7 France 4.1 Netherlands 3.9 Luxembourg 3.4 Switzerland 3.2 Ireland 2.2 Denmark 1.8 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 42.8 United Kingdom - 15.0 Germany - 12.7 France - 4.1 Netherlands - 3.9 Luxembourg - 3.4 Switzerland - 3.2 Ireland - 2.2 Denmark - 1.8 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 9.7 US Treasury Bonds 8.7 UBS Group AG 2.5 Argentum Netherlands BV 2.2 NatWest Group PLC 2.0 Grand City Properties SA 1.9 Aroundtown SA 1.9 Blackstone Property Partners Europe Holdings Sarl 1.8 HSBC Holdings PLC 1.4 Barclays PLC 1.3 33.4
Fidelity Advisor Global Credit Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class Z
Trading Symbol	FIQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,889 $11,337 $12,296 $12,244 $9,836 $10,544 Fidelity Global Credit Fund Linked Index℠ $10,000 $10,027 $11,215 $12,087 $11,973 $10,270 $11,162 Bloomberg Global Aggregate Credit Index (Hedged USD) $10,000 $10,027 $11,215 $12,087 $11,973 $10,270 $11,162 Bloomberg Global Aggregate Bond Index $10,000 $10,139 $10,833 $11,829 $11,272 $9,441 $9,980 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 8.61% 0.20% 2.19% Fidelity Global Credit Fund Linked Index℠ 3.52% 0.60% 2.34% Bloomberg Global Aggregate Credit Index (Hedged USD) 3.52% 0.60% 2.34% Bloomberg Global Aggregate Bond Index -1.69% -1.96% -0.30% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,614,947
Holdings Count | shares	207
Advisory Fees Paid, Amount	$ 206,732
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.4 AAA 1.3 AA 0.1 A 10.6 BBB 39.7 BB 12.8 B 2.7 CCC,CC,C 0.2 D 0.2 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.4 AAA - 1.3 AA - 0.1 A - 10.6 BBB - 39.7 BB - 12.8 B - 2.7 CCC,CC,C - 0.2 D - 0.2 Not Rated - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.1 U.S. Treasury Obligations 18.4 Preferred Securities 11.2 Foreign Government and Government Agency Obligations 2.2 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 61.1 U.S. Treasury Obligations - 18.4 Preferred Securities - 11.2 Foreign Government and Government Agency Obligations - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 United States 42.8 United Kingdom 15.0 Germany 12.7 France 4.1 Netherlands 3.9 Luxembourg 3.4 Switzerland 3.2 Ireland 2.2 Denmark 1.8 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 42.8 United Kingdom - 15.0 Germany - 12.7 France - 4.1 Netherlands - 3.9 Luxembourg - 3.4 Switzerland - 3.2 Ireland - 2.2 Denmark - 1.8 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 9.7 US Treasury Bonds 8.7 UBS Group AG 2.5 Argentum Netherlands BV 2.2 NatWest Group PLC 2.0 Grand City Properties SA 1.9 Aroundtown SA 1.9 Blackstone Property Partners Europe Holdings Sarl 1.8 HSBC Holdings PLC 1.4 Barclays PLC 1.3 33.4
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class C
Trading Symbol	FZICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.41%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $10,113 $10,004 $10,341 $10,354 $10,925 $11,290 $11,300 $10,485 $11,039 $11,144 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,306 $10,301 $10,791 $10,957 $11,705 $12,295 $12,410 $11,613 $12,245 $12,332 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,283 $10,284 $10,729 $10,899 $11,600 $12,149 $12,254 $11,525 $12,131 $12,233 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -0.67% 0.11% 1.09% Class C 0.32% 0.11% 1.09% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 0.71% 1.05% 2.12% Fidelity Intermediate Municipal Income Linked Index℠ 0.84% 1.07% 2.04% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,118,799,362
Holdings Count | shares	2,936
Advisory Fees Paid, Amount	$ 29,274,568
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.5 Transportation 19.1 Health Care 14.7 Special Tax 7.6 Education 5.1 Others(Individually Less Than 5%) 19.0 100.0 AAA 9.1 AA 39.8 A 35.5 BBB 7.6 BB 1.0 B 0.5 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.1 AA - 39.8 A - 35.5 BBB - 7.6 BB - 1.0 B - 0.5 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 9.5 Florida 6.6 New York 5.9 New Jersey 5.7
Fidelity Advisor Global Credit Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class A
Trading Symbol	FGBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,097 $9,314 $10,115 $9,807 $11,216 $12,113 $12,021 $9,625 $10,273 $11,111 Fidelity Global Credit Fund Linked Index℠ $10,000 $9,610 $9,817 $10,536 $10,487 $11,729 $12,642 $12,522 $10,741 $11,673 $12,084 Bloomberg Global Aggregate Credit Index (Hedged USD) $10,000 $9,987 $10,555 $11,121 $11,069 $12,380 $13,343 $13,217 $11,337 $12,321 $12,755 Bloomberg Global Aggregate Bond Index $10,000 $9,685 $9,887 $10,618 $10,490 $11,208 $12,238 $11,662 $9,767 $10,326 $10,151 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 3.83% -1.00% 1.06% Class A (without 4.00% sales charge) 8.15% -0.19% 1.47% Fidelity Global Credit Fund Linked Index℠ 3.52% 0.60% 1.91% Bloomberg Global Aggregate Credit Index (Hedged USD) 3.52% 0.60% 2.46% Bloomberg Global Aggregate Bond Index -1.69% -1.96% 0.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,614,947
Holdings Count | shares	207
Advisory Fees Paid, Amount	$ 206,732
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.4 AAA 1.3 AA 0.1 A 10.6 BBB 39.7 BB 12.8 B 2.7 CCC,CC,C 0.2 D 0.2 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.4 AAA - 1.3 AA - 0.1 A - 10.6 BBB - 39.7 BB - 12.8 B - 2.7 CCC,CC,C - 0.2 D - 0.2 Not Rated - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.1 U.S. Treasury Obligations 18.4 Preferred Securities 11.2 Foreign Government and Government Agency Obligations 2.2 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 61.1 U.S. Treasury Obligations - 18.4 Preferred Securities - 11.2 Foreign Government and Government Agency Obligations - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 United States 42.8 United Kingdom 15.0 Germany 12.7 France 4.1 Netherlands 3.9 Luxembourg 3.4 Switzerland 3.2 Ireland 2.2 Denmark 1.8 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 42.8 United Kingdom - 15.0 Germany - 12.7 France - 4.1 Netherlands - 3.9 Luxembourg - 3.4 Switzerland - 3.2 Ireland - 2.2 Denmark - 1.8 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 9.7 US Treasury Bonds 8.7 UBS Group AG 2.5 Argentum Netherlands BV 2.2 NatWest Group PLC 2.0 Grand City Properties SA 1.9 Aroundtown SA 1.9 Blackstone Property Partners Europe Holdings Sarl 1.8 HSBC Holdings PLC 1.4 Barclays PLC 1.3 33.4
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class Z
Trading Symbol	FIQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,154 $10,823 $11,320 $11,454 $10,744 $11,341 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,179 $10,873 $11,422 $11,528 $10,788 $11,375 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,169 $10,824 $11,336 $11,434 $10,754 $11,320 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 1.43% 1.23% 2.27% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 0.71% 1.05% 2.20% Fidelity Intermediate Municipal Income Linked Index℠ 0.84% 1.07% 2.14% Bloomberg Municipal Bond Index 1.05% 0.99% 2.24% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,118,799,362
Holdings Count | shares	2,936
Advisory Fees Paid, Amount	$ 29,274,568
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.5 Transportation 19.1 Health Care 14.7 Special Tax 7.6 Education 5.1 Others(Individually Less Than 5%) 19.0 100.0 AAA 9.1 AA 39.8 A 35.5 BBB 7.6 BB 1.0 B 0.5 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.1 AA - 39.8 A - 35.5 BBB - 7.6 BB - 1.0 B - 0.5 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 9.5 Florida 6.6 New York 5.9 New Jersey 5.7
Fidelity Advisor Multi-Asset Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class Z
Trading Symbol	FIWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,554 $11,775 $13,736 $16,191 $14,123 $15,791 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $9,379 $11,244 $12,780 $14,416 $12,216 $14,119 Bloomberg U.S. Aggregate Bond Index $10,000 $10,161 $11,047 $11,876 $11,693 $10,172 $10,734 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.95% 8.08% 9.23% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.65% 7.18% 7.71% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.34% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,883,680,080
Holdings Count | shares	471
Advisory Fees Paid, Amount	$ 16,916,255
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 A 0.9 BBB 1.6 BB 7.8 B 8.9 CCC,CC,C 3.8 Not Rated 12.7 Equities 45.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 A - 0.9 BBB - 1.6 BB - 7.8 B - 8.9 CCC,CC,C - 3.8 Not Rated - 12.7 Equities - 45.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 42.8 Corporate Bonds 26.1 U.S. Treasury Obligations 17.4 Bank Loan Obligations 5.1 Preferred Securities 3.4 Preferred Stocks 1.8 Alternative Funds 1.3 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.3 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 42.8 Corporate Bonds - 26.1 U.S. Treasury Obligations - 17.4 Bank Loan Obligations - 5.1 Preferred Securities - 3.4 Preferred Stocks - 1.8 Alternative Funds - 1.3 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.3 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.4 MicroStrategy Inc 2.8 DHT Holdings Inc 2.2 EchoStar Corp 1.6 Amazon.com Inc 1.6 TransAlta Corp 1.4 Scorpio Tankers Inc 1.3 Fidelity Private Credit Company LLC 1.3 Meta Platforms Inc Class A 1.3 Great Outdoors Group LLC 1.3 32.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Multi-Asset Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class I
Trading Symbol	FAYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 9, 2015 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $10,054 $11,131 $11,821 $11,465 $14,119 $16,457 $19,369 $16,877 $18,852 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,297 $11,057 $12,424 $12,189 $14,614 $16,610 $18,736 $15,877 $18,351 Bloomberg U.S. Aggregate Bond Index $10,000 $9,989 $10,253 $10,616 $10,618 $11,543 $12,410 $12,218 $10,629 $11,216 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 9.92% 7.98% 8.13% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.65% 7.18% 8.11% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.37% A From September 9, 2015 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,883,680,080
Holdings Count | shares	471
Advisory Fees Paid, Amount	$ 16,916,255
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 A 0.9 BBB 1.6 BB 7.8 B 8.9 CCC,CC,C 3.8 Not Rated 12.7 Equities 45.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 A - 0.9 BBB - 1.6 BB - 7.8 B - 8.9 CCC,CC,C - 3.8 Not Rated - 12.7 Equities - 45.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 42.8 Corporate Bonds 26.1 U.S. Treasury Obligations 17.4 Bank Loan Obligations 5.1 Preferred Securities 3.4 Preferred Stocks 1.8 Alternative Funds 1.3 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.3 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 42.8 Corporate Bonds - 26.1 U.S. Treasury Obligations - 17.4 Bank Loan Obligations - 5.1 Preferred Securities - 3.4 Preferred Stocks - 1.8 Alternative Funds - 1.3 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.3 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.4 MicroStrategy Inc 2.8 DHT Holdings Inc 2.2 EchoStar Corp 1.6 Amazon.com Inc 1.6 TransAlta Corp 1.4 Scorpio Tankers Inc 1.3 Fidelity Private Credit Company LLC 1.3 Meta Platforms Inc Class A 1.3 Great Outdoors Group LLC 1.3 32.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Multi-Asset Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity® Multi-Asset Income Fund
Trading Symbol	FMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 28, 2018 through December 31, 2024. Initial investment of $10,000. Fidelity® Multi-Asset Income Fund $10,000 $10,030 $12,351 $14,395 $16,957 $14,781 $16,514 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $9,991 $11,978 $13,614 $15,357 $13,014 $15,041 Bloomberg U.S. Aggregate Bond Index $10,000 $10,171 $11,058 $11,888 $11,705 $10,182 $10,745 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Multi-Asset Income Fund 9.96% 8.01% 9.22% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.65% 7.18% 8.10% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.25% A From March 28, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,883,680,080
Holdings Count | shares	471
Advisory Fees Paid, Amount	$ 16,916,255
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 A 0.9 BBB 1.6 BB 7.8 B 8.9 CCC,CC,C 3.8 Not Rated 12.7 Equities 45.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 A - 0.9 BBB - 1.6 BB - 7.8 B - 8.9 CCC,CC,C - 3.8 Not Rated - 12.7 Equities - 45.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 42.8 Corporate Bonds 26.1 U.S. Treasury Obligations 17.4 Bank Loan Obligations 5.1 Preferred Securities 3.4 Preferred Stocks 1.8 Alternative Funds 1.3 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.3 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 42.8 Corporate Bonds - 26.1 U.S. Treasury Obligations - 17.4 Bank Loan Obligations - 5.1 Preferred Securities - 3.4 Preferred Stocks - 1.8 Alternative Funds - 1.3 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.3 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.4 MicroStrategy Inc 2.8 DHT Holdings Inc 2.2 EchoStar Corp 1.6 Amazon.com Inc 1.6 TransAlta Corp 1.4 Scorpio Tankers Inc 1.3 Fidelity Private Credit Company LLC 1.3 Meta Platforms Inc Class A 1.3 Great Outdoors Group LLC 1.3 32.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Multi-Asset Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class C
Trading Symbol	FWBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.72%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 9, 2015 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $10,014 $10,989 $11,558 $11,096 $13,522 $15,609 $18,185 $15,694 $17,385 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,297 $11,057 $12,424 $12,189 $14,614 $16,610 $18,736 $15,877 $18,351 Bloomberg U.S. Aggregate Bond Index $10,000 $9,989 $10,253 $10,616 $10,618 $11,543 $12,410 $12,218 $10,629 $11,216 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 7.76% 6.90% 7.17% Class C 8.76% 6.90% 7.17% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.65% 7.18% 8.11% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.37% A From September 9, 2015 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,883,680,080
Holdings Count | shares	471
Advisory Fees Paid, Amount	$ 16,916,255
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 A 0.9 BBB 1.6 BB 7.8 B 8.9 CCC,CC,C 3.8 Not Rated 12.7 Equities 45.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 A - 0.9 BBB - 1.6 BB - 7.8 B - 8.9 CCC,CC,C - 3.8 Not Rated - 12.7 Equities - 45.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 42.8 Corporate Bonds 26.1 U.S. Treasury Obligations 17.4 Bank Loan Obligations 5.1 Preferred Securities 3.4 Preferred Stocks 1.8 Alternative Funds 1.3 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.3 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 42.8 Corporate Bonds - 26.1 U.S. Treasury Obligations - 17.4 Bank Loan Obligations - 5.1 Preferred Securities - 3.4 Preferred Stocks - 1.8 Alternative Funds - 1.3 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.3 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.4 MicroStrategy Inc 2.8 DHT Holdings Inc 2.2 EchoStar Corp 1.6 Amazon.com Inc 1.6 TransAlta Corp 1.4 Scorpio Tankers Inc 1.3 Fidelity Private Credit Company LLC 1.3 Meta Platforms Inc Class A 1.3 Great Outdoors Group LLC 1.3 32.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series International Developed Markets Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Developed Markets Bond Index Fund
Class Name	Fidelity® Series International Developed Markets Bond Index Fund
Trading Symbol	FSTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International bonds advanced in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2021 through December 31, 2024. Initial investment of $10,000. Fidelity® Series International Developed Markets Bond Index Fund $10,000 $9,838 $8,482 $9,159 Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) $10,000 $9,872 $8,508 $9,214 Bloomberg Global Aggregate Bond Index $10,000 $9,756 $8,171 $8,638 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series International Developed Markets Bond Index Fund 2.91% -1.76% Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) 2.95% -1.57% Bloomberg Global Aggregate Bond Index -1.69% -4.79% A From August 31, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,545,909,695
Holdings Count | shares	647
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$13,545,909,695
Number of Holdings	647
Total Advisory Fee	$0
Portfolio Turnover	17%

Holdings [Text Block]	AAA 16.2 AA 15.6 A 6.8 BBB 1.7 BB 2.0 Not Rated 55.5 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 16.2 AA - 15.6 A - 6.8 BBB - 1.7 BB - 2.0 Not Rated - 55.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 20.5 France 6.6 Italy 5.9 Germany 5.2 Australia 4.9 Canada 4.8 Austria 4.7 Spain 4.7 Netherlands 4.5 Others 38.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.5 France - 6.6 Italy - 5.9 Germany - 5.2 Australia - 4.9 Canada - 4.8 Austria - 4.7 Spain - 4.7 Netherlands - 4.5 Others - 38.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Japan Government 20.5 French Government 6.6 Italian Republic 5.9 German Federal Republic 5.2 Australian Commonwealth 4.9 Canadian Government 4.8 Republic of Austria Government Bond 4.7 Spanish Kingdom 4.7 Dutch Government 4.5 Kingdom of Belgium 4.4 66.2
Fidelity Series International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Credit Fund
Class Name	Fidelity® Series International Credit Fund
Trading Symbol	FCDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 52% of the portfolio was comprised of corporate bond holdings, while 21% was in non-benchmark exposure to U.S. government bonds and roughly 7% in non-U.S. government bonds.
•Roughly 53% of the fund was invested in investment-grade securities rated A and above, while 35% was in bonds rated BBB and lower. The fund also had an approximate 6% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in AGPS Bond Co.
•Top fund holdings at year-end included U.S. treasury notes and bonds, German government bonds, KfW and UBS Group.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 25, 2017 through December 31, 2024. Initial investment of $10,000. Fidelity® Series International Credit Fund $10,000 $10,191 $10,085 $11,483 $12,439 $12,431 $10,262 $11,060 Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) $10,000 $10,176 $10,243 $11,294 $12,021 $11,906 $10,349 $11,250 Bloomberg Global Aggregate Bond Index $10,000 $10,183 $10,061 $10,749 $11,737 $11,185 $9,367 $9,903 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series International Credit Fund 8.47% 0.88% 2.48% Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) 4.44% 0.79% 2.19% Bloomberg Global Aggregate Bond Index -1.69% -1.96% -0.36% A From July 25, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 117,749,664
Holdings Count | shares	222
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$117,749,664
Number of Holdings	222
Total Advisory Fee	$0
Portfolio Turnover	61%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.9 AAA 7.6 A 12.5 BBB 33.1 BB 6.5 B 1.2 CCC,CC,C 0.2 D 0.3 Not Rated 9.7 Short-Term Investments and Net Other Assets (Liabilities) 8.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.9 AAA - 7.6 A - 12.5 BBB - 33.1 BB - 6.5 B - 1.2 CCC,CC,C - 0.2 D - 0.3 Not Rated - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 8.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 56.6 U.S. Treasury Obligations 20.9 Preferred Securities 7.7 Foreign Government and Government Agency Obligations 6.8 Short-Term Investments and Net Other Assets (Liabilities) 8.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 56.6 U.S. Treasury Obligations - 20.9 Preferred Securities - 7.7 Foreign Government and Government Agency Obligations - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 8.0 United States 32.6 United Kingdom 18.6 Germany 17.3 Netherlands 4.8 Luxembourg 4.0 France 3.3 Switzerland 2.8 Japan 2.1 Denmark 1.8 Others 12.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 32.6 United Kingdom - 18.6 Germany - 17.3 Netherlands - 4.8 Luxembourg - 4.0 France - 3.3 Switzerland - 2.8 Japan - 2.1 Denmark - 1.8 Others - 12.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.6 US Treasury Bonds 7.3 German Federal Republic 3.7 KfW 3.0 UBS Group AG 2.3 Japan Government 2.1 Argentum Netherlands BV 1.9 HSBC Holdings PLC 1.9 John Lewis PLC 1.9 NatWest Group PLC 1.8 39.5
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class A
Trading Symbol	FZIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.68%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,772 $9,739 $10,152 $10,242 $10,877 $11,324 $11,426 $10,667 $11,229 $11,337 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,306 $10,301 $10,791 $10,957 $11,705 $12,295 $12,410 $11,613 $12,245 $12,332 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,283 $10,284 $10,729 $10,899 $11,600 $12,149 $12,254 $11,525 $12,131 $12,233 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -3.08% 0.01% 1.26% Class A (without 4.00% sales charge) 0.96% 0.83% 1.68% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 0.71% 1.05% 2.12% Fidelity Intermediate Municipal Income Linked Index℠ 0.84% 1.07% 2.04% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,118,799,362
Holdings Count | shares	2,936
Advisory Fees Paid, Amount	$ 29,274,568
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.5 Transportation 19.1 Health Care 14.7 Special Tax 7.6 Education 5.1 Others(Individually Less Than 5%) 19.0 100.0 AAA 9.1 AA 39.8 A 35.5 BBB 7.6 BB 1.0 B 0.5 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.1 AA - 39.8 A - 35.5 BBB - 7.6 BB - 1.0 B - 0.5 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 9.5 Florida 6.6 New York 5.9 New Jersey 5.7
Fidelity Advisor Multi-Asset Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class M
Trading Symbol	FAZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 9, 2015 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,635 $10,652 $11,284 $10,917 $13,411 $15,589 $18,329 $15,938 $17,761 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,297 $11,057 $12,424 $12,189 $14,614 $16,610 $18,736 $15,877 $18,351 Bloomberg U.S. Aggregate Bond Index $10,000 $9,989 $10,253 $10,616 $10,618 $11,543 $12,410 $12,218 $10,629 $11,216 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) 5.19% 6.86% 7.41% Class M (without 4.00% sales charge) 9.58% 7.73% 7.88% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.65% 7.18% 8.11% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.37% A From September 9, 2015 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,883,680,080
Holdings Count | shares	471
Advisory Fees Paid, Amount	$ 16,916,255
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 A 0.9 BBB 1.6 BB 7.8 B 8.9 CCC,CC,C 3.8 Not Rated 12.7 Equities 45.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 A - 0.9 BBB - 1.6 BB - 7.8 B - 8.9 CCC,CC,C - 3.8 Not Rated - 12.7 Equities - 45.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 42.8 Corporate Bonds 26.1 U.S. Treasury Obligations 17.4 Bank Loan Obligations 5.1 Preferred Securities 3.4 Preferred Stocks 1.8 Alternative Funds 1.3 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.3 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 42.8 Corporate Bonds - 26.1 U.S. Treasury Obligations - 17.4 Bank Loan Obligations - 5.1 Preferred Securities - 3.4 Preferred Stocks - 1.8 Alternative Funds - 1.3 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.3 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.4 MicroStrategy Inc 2.8 DHT Holdings Inc 2.2 EchoStar Corp 1.6 Amazon.com Inc 1.6 TransAlta Corp 1.4 Scorpio Tankers Inc 1.3 Fidelity Private Credit Company LLC 1.3 Meta Platforms Inc Class A 1.3 Great Outdoors Group LLC 1.3 32.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity® Intermediate Municipal Income Fund
Trading Symbol	FLTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Intermediate Municipal Income Fund $10,000 $10,223 $10,221 $10,679 $10,807 $11,514 $12,037 $12,174 $11,411 $12,040 $12,204 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,306 $10,301 $10,791 $10,957 $11,705 $12,295 $12,410 $11,613 $12,245 $12,332 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,283 $10,284 $10,729 $10,899 $11,600 $12,149 $12,254 $11,525 $12,131 $12,233 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Municipal Income Fund 1.37% 1.17% 2.01% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 0.71% 1.05% 2.12% Fidelity Intermediate Municipal Income Linked Index℠ 0.84% 1.07% 2.04% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,118,799,362
Holdings Count | shares	2,936
Advisory Fees Paid, Amount	$ 29,274,568
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.5 Transportation 19.1 Health Care 14.7 Special Tax 7.6 Education 5.1 Others(Individually Less Than 5%) 19.0 100.0 AAA 9.1 AA 39.8 A 35.5 BBB 7.6 BB 1.0 B 0.5 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.1 AA - 39.8 A - 35.5 BBB - 7.6 BB - 1.0 B - 0.5 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 9.5 Florida 6.6 New York 5.9 New Jersey 5.7
Fidelity Advisor Multi-Asset Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class A
Trading Symbol	FWATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 9, 2015 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,635 $10,651 $11,284 $10,917 $13,410 $15,591 $18,304 $15,909 $17,728 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,297 $11,057 $12,424 $12,189 $14,614 $16,610 $18,736 $15,877 $18,351 Bloomberg U.S. Aggregate Bond Index $10,000 $9,989 $10,253 $10,616 $10,618 $11,543 $12,410 $12,218 $10,629 $11,216 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) 5.26% 6.83% 7.39% Class A (without 4.00% sales charge) 9.65% 7.71% 7.87% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.65% 7.18% 8.11% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.37% A From September 9, 2015 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 09, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,883,680,080
Holdings Count | shares	471
Advisory Fees Paid, Amount	$ 16,916,255
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 A 0.9 BBB 1.6 BB 7.8 B 8.9 CCC,CC,C 3.8 Not Rated 12.7 Equities 45.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 A - 0.9 BBB - 1.6 BB - 7.8 B - 8.9 CCC,CC,C - 3.8 Not Rated - 12.7 Equities - 45.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 42.8 Corporate Bonds 26.1 U.S. Treasury Obligations 17.4 Bank Loan Obligations 5.1 Preferred Securities 3.4 Preferred Stocks 1.8 Alternative Funds 1.3 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.3 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 42.8 Corporate Bonds - 26.1 U.S. Treasury Obligations - 17.4 Bank Loan Obligations - 5.1 Preferred Securities - 3.4 Preferred Stocks - 1.8 Alternative Funds - 1.3 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.3 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.4 MicroStrategy Inc 2.8 DHT Holdings Inc 2.2 EchoStar Corp 1.6 Amazon.com Inc 1.6 TransAlta Corp 1.4 Scorpio Tankers Inc 1.3 Fidelity Private Credit Company LLC 1.3 Meta Platforms Inc Class A 1.3 Great Outdoors Group LLC 1.3 32.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Credit Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class M
Trading Symbol	FGBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,097 $9,318 $10,119 $9,809 $11,207 $12,115 $12,022 $9,624 $10,286 $11,126 Fidelity Global Credit Fund Linked Index℠ $10,000 $9,610 $9,817 $10,536 $10,487 $11,729 $12,642 $12,522 $10,741 $11,673 $12,084 Bloomberg Global Aggregate Credit Index (Hedged USD) $10,000 $9,987 $10,555 $11,121 $11,069 $12,380 $13,343 $13,217 $11,337 $12,321 $12,755 Bloomberg Global Aggregate Bond Index $10,000 $9,685 $9,887 $10,618 $10,490 $11,208 $12,238 $11,662 $9,767 $10,326 $10,151 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 3.84% -0.96% 1.07% Class M (without 4.00% sales charge) 8.16% -0.15% 1.49% Fidelity Global Credit Fund Linked Index℠ 3.52% 0.60% 1.91% Bloomberg Global Aggregate Credit Index (Hedged USD) 3.52% 0.60% 2.46% Bloomberg Global Aggregate Bond Index -1.69% -1.96% 0.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,614,947
Holdings Count | shares	207
Advisory Fees Paid, Amount	$ 206,732
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.4 AAA 1.3 AA 0.1 A 10.6 BBB 39.7 BB 12.8 B 2.7 CCC,CC,C 0.2 D 0.2 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.4 AAA - 1.3 AA - 0.1 A - 10.6 BBB - 39.7 BB - 12.8 B - 2.7 CCC,CC,C - 0.2 D - 0.2 Not Rated - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.1 U.S. Treasury Obligations 18.4 Preferred Securities 11.2 Foreign Government and Government Agency Obligations 2.2 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 61.1 U.S. Treasury Obligations - 18.4 Preferred Securities - 11.2 Foreign Government and Government Agency Obligations - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 United States 42.8 United Kingdom 15.0 Germany 12.7 France 4.1 Netherlands 3.9 Luxembourg 3.4 Switzerland 3.2 Ireland 2.2 Denmark 1.8 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 42.8 United Kingdom - 15.0 Germany - 12.7 France - 4.1 Netherlands - 3.9 Luxembourg - 3.4 Switzerland - 3.2 Ireland - 2.2 Denmark - 1.8 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 9.7 US Treasury Bonds 8.7 UBS Group AG 2.5 Argentum Netherlands BV 2.2 NatWest Group PLC 2.0 Grand City Properties SA 1.9 Aroundtown SA 1.9 Blackstone Property Partners Europe Holdings Sarl 1.8 HSBC Holdings PLC 1.4 Barclays PLC 1.3 33.4
Fidelity Advisor Global Credit Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class I
Trading Symbol	FGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $9,500 $9,752 $10,620 $10,320 $11,832 $12,808 $12,740 $10,226 $10,956 $11,881 Fidelity Global Credit Fund Linked Index℠ $10,000 $9,610 $9,817 $10,536 $10,487 $11,729 $12,642 $12,522 $10,741 $11,673 $12,084 Bloomberg Global Aggregate Credit Index (Hedged USD) $10,000 $9,987 $10,555 $11,121 $11,069 $12,380 $13,343 $13,217 $11,337 $12,321 $12,755 Bloomberg Global Aggregate Bond Index $10,000 $9,685 $9,887 $10,618 $10,490 $11,208 $12,238 $11,662 $9,767 $10,326 $10,151 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 8.44% 0.08% 1.74% Fidelity Global Credit Fund Linked Index℠ 3.52% 0.60% 1.91% Bloomberg Global Aggregate Credit Index (Hedged USD) 3.52% 0.60% 2.46% Bloomberg Global Aggregate Bond Index -1.69% -1.96% 0.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,614,947
Holdings Count | shares	207
Advisory Fees Paid, Amount	$ 206,732
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.4 AAA 1.3 AA 0.1 A 10.6 BBB 39.7 BB 12.8 B 2.7 CCC,CC,C 0.2 D 0.2 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.4 AAA - 1.3 AA - 0.1 A - 10.6 BBB - 39.7 BB - 12.8 B - 2.7 CCC,CC,C - 0.2 D - 0.2 Not Rated - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.1 U.S. Treasury Obligations 18.4 Preferred Securities 11.2 Foreign Government and Government Agency Obligations 2.2 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 61.1 U.S. Treasury Obligations - 18.4 Preferred Securities - 11.2 Foreign Government and Government Agency Obligations - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 United States 42.8 United Kingdom 15.0 Germany 12.7 France 4.1 Netherlands 3.9 Luxembourg 3.4 Switzerland 3.2 Ireland 2.2 Denmark 1.8 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 42.8 United Kingdom - 15.0 Germany - 12.7 France - 4.1 Netherlands - 3.9 Luxembourg - 3.4 Switzerland - 3.2 Ireland - 2.2 Denmark - 1.8 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 9.7 US Treasury Bonds 8.7 UBS Group AG 2.5 Argentum Netherlands BV 2.2 NatWest Group PLC 2.0 Grand City Properties SA 1.9 Aroundtown SA 1.9 Blackstone Property Partners Europe Holdings Sarl 1.8 HSBC Holdings PLC 1.4 Barclays PLC 1.3 33.4
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class M
Trading Symbol	FZITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,785 $9,756 $10,163 $10,256 $10,895 $11,357 $11,454 $10,708 $11,266 $11,389 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,306 $10,301 $10,791 $10,957 $11,705 $12,295 $12,410 $11,613 $12,245 $12,332 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,283 $10,284 $10,729 $10,899 $11,600 $12,149 $12,254 $11,525 $12,131 $12,233 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -2.95% 0.07% 1.31% Class M (without 4.00% sales charge) 1.09% 0.89% 1.72% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 0.71% 1.05% 2.12% Fidelity Intermediate Municipal Income Linked Index℠ 0.84% 1.07% 2.04% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,118,799,362
Holdings Count | shares	2,936
Advisory Fees Paid, Amount	$ 29,274,568
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.5 Transportation 19.1 Health Care 14.7 Special Tax 7.6 Education 5.1 Others(Individually Less Than 5%) 19.0 100.0 AAA 9.1 AA 39.8 A 35.5 BBB 7.6 BB 1.0 B 0.5 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.1 AA - 39.8 A - 35.5 BBB - 7.6 BB - 1.0 B - 0.5 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 9.5 Florida 6.6 New York 5.9 New Jersey 5.7
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class I
Trading Symbol	FZIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $10,205 $10,196 $10,655 $10,775 $11,470 $11,971 $12,109 $11,333 $11,960 $12,103 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,306 $10,301 $10,791 $10,957 $11,705 $12,295 $12,410 $11,613 $12,245 $12,332 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,283 $10,284 $10,729 $10,899 $11,600 $12,149 $12,254 $11,525 $12,131 $12,233 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 1.20% 1.08% 1.93% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 0.71% 1.05% 2.12% Fidelity Intermediate Municipal Income Linked Index℠ 0.84% 1.07% 2.04% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,118,799,362
Holdings Count | shares	2,936
Advisory Fees Paid, Amount	$ 29,274,568
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.5 Transportation 19.1 Health Care 14.7 Special Tax 7.6 Education 5.1 Others(Individually Less Than 5%) 19.0 100.0 AAA 9.1 AA 39.8 A 35.5 BBB 7.6 BB 1.0 B 0.5 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.1 AA - 39.8 A - 35.5 BBB - 7.6 BB - 1.0 B - 0.5 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.6 Illinois 9.5 Florida 6.6 New York 5.9 New Jersey 5.7